OPERATING LEASES (Schedule of Undiscounted Cash Flows Operating Lease Liabilities) (Details) - USD ($)	Jul. 31, 2021	Jul. 31, 2020	Apr. 30, 2020	Jul. 31, 2019
Leases [Abstract]
2022	$ 2,116,363
2023	2,132,944
2024	2,150,128
2025	2,167,284
2026	2,223,672
Thereafter	25,327,631
Total undiscounted cash flows	36,118,022
Less: present value discount	(8,277,092)
Total Lease Liabilities	$ 27,840,930	$ 29,044,966	$ 29,326,365	$ 17,863,507